STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 8 – STOCKHOLDERS’ EQUITY

Ordinary Shares

The Company is authorized to issue up to 50,000,000 shares of ordinary share, par value $0.001 per share. Prior to the formation of the Company, its VIE, Mingda Tianjin issued 10,380,000 founders’ shares to its shareholders. Mr. Siping Xu, chief executive officer, and chairman is currently owned 10,200,000 shares, or 98.27% of outstanding ordinary shares. In connection with the corporate restructuring and anticipation of the IPO of the Company’s equity security, each shareholder of VIE received MDJM's ordinary share at one to one ratio. On January 26, 2018, MDJM issued 10,380,000 ordinary shares to entities controlled by the shareholders of Mingda Tianjin. All references to the numbers of ordinary shares and per share amounts in the accompanying consolidated financial statements have been adjusted to reflect the issuance of 10,380,000 shares on a retrospective basis as if such shares were issued and outstanding throughout the periods presented.

Pursuant to a registration statement filed with the Securities and Exchange Commission (“SEC”) and was declared effective by the SEC on November 13, 2018, the initial public offering of the common shares of the Company was closed on December 26, 2018 for its first closing. Total of 1,241,459 shares of ordinary share were sold at a price of $5 per share to the public. The Company received total of $6,207,295 in gross proceeds. In connection with this public offering, the Company incurred direct offering costs of $2,103,816, which included audit, legal, consulting, commission and other expenses. Per ASC 505, the Company classified these direct offering costs in the equity section to offset additional paid in capital.

Underwriter Warrants

Pursuant to the IPO Agreement, the Company agreed to grant the underwriter, Network 1 Financial Securities, Inc. (“NETW”) underwriter warrants, which is equal to 10% of the total number of shares of the Company’s ordinary shares being sold in the IPO, at the closing of IPO. The underwriter’s warrant will be non-exercisable for six months after the closing of the offering and will expire five years after the effective date. The underwriter’s will be execrable at a price equal to 125% of $5, the price of the share sold in the IPO, the public offering price, the underwriter’s warrants shall not be redeemable. The underwriter’s warrants will provide for cashless exercise and will contain provisions for one demand registration of the sale of the underlying shares of ordinary stock at the Company’s expense and unlimited “piggyback” registration rights for a period of five years after the closing at the Company’s expense. The Company sold 1,241,459 and 19,361 shares of ordinary shares at the closings of its IPO on December 26, 2018 and January 4, 2019, respectively. Total of 126,082 underwriter warrants were issued on January 4, 2019.